Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities consisted of the following:

December 31, 2014
Accounts payable	$225,642
Accrued expenses	567,887
Accrued compensation and benefits	39,404

Total accounts payable and accrued expenses	$832,933